S000010024 [Member] Investment Risks - The Kansas Tax-Free Intermediate Bond Fund	Oct. 31, 2025
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk: The Fund’s ability to distribute income to shareholders depends on the yield available from the Fund’s investments. The Fund’s portfolio income may decline when market interest rates fall.

Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Bond Risk: Municipal securities prices can be significantly affected by political or public health changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. In addition, changes in the supply of and demand for Kansas municipal obligations could cause greater volatility in the value of the Fund’s shares. The actual payment of principal and interest on the Kansas bonds is dependent on the Kansas legislature allotting money each fiscal year for payment. If economic conditions in Kansas decline, the payment of principal and interest on Kansas bonds could be adversely affected. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

State Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
State-Specific Risk: Because the Fund primarily purchases municipal bonds from Kansas, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state. While Kansas’s agricultural sector is a key component of the state’s economy, other major sectors include trade, services, biosciences, renewable energy and manufacturing, including transportation equipment manufacturing. Downturns in these sectors could therefore have a negative effect on the economy of Kansas or the economies of any of its political subdivisions and the ability of these issuers to repay their obligations with respect to municipal bonds.

High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Risk: High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk: Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk: Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer’s ability or willingness to make such payments. If a bond’s insurer or provider of other credit enhancement fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. This may impair the Fund’s liquidity or cause a deterioration in the Fund’s net asset value. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk: The value of your investment in this Fund may fluctuate, which means that you could lose money.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at an advantageous time or price.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: A strategy used by the Adviser could fail to produce the intended results.
Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund’s investments.

Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.
U S Territory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Territory Risk: Adverse political and economic conditions and developments affecting any U.S. territory, commonwealth or possession may, in turn, negatively affect the Fund’s performance, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such territory.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Large Shareholder Purchase and Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Purchase and Redemption Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. Changing interest rates may have unpredictable effects on the markets and on the Fund’s investments. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.